Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
Investment in securities	¥ 3,308,829	¥ 3,234,547
Property under facility operations	779,075	¥ 771,851
Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Lease payments, loans and investment in operating leases	201,058
Investment in securities	228,300
Property under facility operations	313,841
Other assets and other	145,612
Total	¥ 888,811